Provisions - Summary of change in provisions (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Provisions [abstract]
Provisions	¥ 714,455
Additional provisions	337,665
Utilization	(131,548)
Reversals	(2,082)
Other	11,165
Provisions	¥ 929,654